                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5522
                                   ------------


                         RIVERSOURCE SECTOR SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     06/30
                         --------------
Date of reporting period:    09/30
                         --------------

                             PORTFOLIO HOLDINGS
                                     FOR
                    RIVERSOURCE DIVIDEND OPPORTUNITY FUND
                              AT SEPT. 30, 2006

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (93.0%)

ISSUER                                SHARES                   VALUE(a)
AEROSPACE & DEFENSE (0.7%)
Honeywell Intl                       249,100                $10,188,190
-----------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                 150,638(e)               1,515,418
-----------------------------------------------------------------------

AUTOMOBILES (0.7%)
Ford Motor                           742,735                  6,008,726
General Motors                       115,781                  3,850,876
                                                            -----------
Total                                                         9,859,602
-----------------------------------------------------------------------

BEVERAGES (1.2%)
Coca-Cola                             75,400                  3,368,872
Diageo ADR                           194,300(c)              13,803,072
                                                            -----------
Total                                                        17,171,944
-----------------------------------------------------------------------

CHEMICALS (4.8%)
Air Products & Chemicals             102,656                  6,813,279
Dow Chemical                         325,400                 12,684,092
Eastman Chemical                     137,181                  7,410,518
EI du Pont de Nemours & Co           718,087                 30,762,846
Lyondell Chemical                    417,700                 10,597,049
                                                            -----------
Total                                                        68,267,784
-----------------------------------------------------------------------

COMMERCIAL BANKS (9.0%)
AmSouth Bancorporation               593,200                 17,226,528
Comerica                              71,909                  4,093,060
HSBC Holdings                        585,900(c)              10,691,225
KeyCorp                              111,633                  4,179,540
Lloyds TSB Group                     649,300(c)               6,559,323
Natl Australia Bank                  653,200(c)              17,864,257
PNC Financial Services Group          59,345                  4,298,952
Royal Bank of Scotland Group         256,683(c)               8,838,956
US Bancorp                           675,000                 22,423,500
Wachovia                             420,400                 23,458,320
Wells Fargo & Co                     201,900                  7,304,742
                                                            -----------
Total                                                       126,938,403
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (2.3%)
Deluxe                               274,080                 $4,686,768
Pitney Bowes                         301,400                 13,373,118
RR Donnelley & Sons                  337,600                 11,127,296
Waste Management                      82,440                  3,023,899
                                                            -----------
Total                                                        32,211,081
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Hanson                               665,000(c)               9,631,726
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Packaging Corp of America            442,900                 10,275,280
-----------------------------------------------------------------------
DISTRIBUTORS (0.4%)
Genuine Parts                        143,700                  6,197,781
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.9%)
Bank of America                    1,071,770                 57,414,719
Citigroup                            856,900                 42,562,223
JPMorgan Chase & Co                  529,300                 24,855,928
                                                            -----------
Total                                                       124,832,870
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (13.2%)
AT&T                               2,234,810                 72,765,414
BellSouth                            272,400                 11,645,100
BT Group                           3,412,500(c)              17,124,961
Citizens Communications              997,000                 13,997,880
Embarq                               398,461                 19,273,559
Telefonos de Mexico ADR Series L     331,800(c)               8,487,444
Telstra                            2,298,000(c)               6,353,260
Verizon Communications               840,935                 31,223,917
Windstream                           291,100                  3,839,609
                                                            -----------
Total                                                       184,711,144
-----------------------------------------------------------------------

ELECTRIC UTILITIES (2.4%)
American Electric Power              186,540                  6,784,460
FPL Group                            235,000                 10,575,000
Progress Energy                      150,200                  6,816,076
Southern                             180,100                  6,206,246
UIL Holdings                          89,666                  3,362,475
                                                            -----------
Total                                                        33,744,257
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRICAL EQUIPMENT (0.7%)
Hubbell Cl B                         195,570                 $9,367,803
-----------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
ConAgra Foods                        295,900                  7,243,632
Reddy Ice Holdings                   445,060                 10,770,452
Sara Lee                             283,600                  4,557,452
                                                            -----------
Total                                                        22,571,536
-----------------------------------------------------------------------

GAS UTILITIES (1.0%)
Nicor                                332,100(e)              14,200,596
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Newell Rubbermaid                    205,200                  5,811,264
Tupperware Brands                    584,400                 11,372,424
                                                            -----------
Total                                                        17,183,688
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
General Electric                     103,200                  3,642,960
Tomkins                            1,211,700(c)               5,371,644
                                                            -----------
Total                                                         9,014,604
-----------------------------------------------------------------------

INSURANCE (2.7%)
Lincoln Natl                          91,970                  5,709,498
Montpelier Re Holdings               477,680(c,e)             9,262,215
Unitrin                               74,500                  3,290,665
XL Capital Cl A                      284,259(c)              19,528,593
                                                            -----------
Total                                                        37,790,971
-----------------------------------------------------------------------

MACHINERY (0.5%)
Harsco                                95,000                  7,376,750
-----------------------------------------------------------------------

MARINE (0.3%)
Aries Maritime Transport             371,900(c)               3,867,760
Golden Ocean Group                    41,700(b,c)                42,828
                                                            -----------
Total                                                         3,910,588
-----------------------------------------------------------------------

MEDIA (1.1%)
Regal Entertainment Group Cl A       796,000(e)              15,776,720
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE DIVIDEND OPPORTUNITY FUND - PORTFOLIO HOLDINGS
    AT SEPT. 30, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

METALS & MINING (1.9%)
Compass Minerals Intl                427,522                $12,103,148
Rio Tinto ADR                         60,760(c)              11,521,919
Southern Copper                       39,400                  3,644,500
                                                            -----------
Total                                                        27,269,567
-----------------------------------------------------------------------

MULTI-UTILITIES (7.0%)
Ameren                                83,100                  4,386,849
CH Energy Group                       68,300                  3,515,401
Consolidated Edison                  232,800                 10,755,360
Dominion Resources                    96,200                  7,358,338
DTE Energy                           157,200                  6,525,372
Duke Energy                          616,980                 18,632,796
Energy East                          298,800                  7,087,536
KeySpan                              240,800                  9,906,512
Natl Grid                          1,290,212(c)              16,126,291
NiSource                             253,600                  5,513,264
NSTAR                                107,800                  3,596,208
Public Service Enterprise Group       96,558                  5,908,384
                                                            -----------
Total                                                        99,312,311
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.1%)
Arlington Tankers                    110,100(c)               2,483,856
BP ADR                               500,200(c)              32,803,116
Chevron                              711,300                 46,134,918
Enbridge                             616,000(c)              19,884,480
Enbridge Energy Management LLC             1(b)                      42
Eni                                  433,900(c)              12,858,848
Kinder Morgan                        116,600                 12,225,510
Kinder Morgan Management LLC               1(b)                      36
Royal Dutch Shell ADR                288,100(c)              19,043,410
Ship Finance Intl                    145,698(c)               2,899,390
TransCanada                          222,000(c,e)             6,979,680
                                                            -----------
Total                                                       155,313,286
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)
PAPER & FOREST PRODUCTS (1.3%)
Intl Paper                            74,100                 $2,566,083
MeadWestvaco                         347,400                  9,209,574
Stora Enso Series R                  432,700(c)               6,562,537
                                                            -----------
Total                                                        18,338,194
-----------------------------------------------------------------------

PHARMACEUTICALS (6.6%)

Bristol-Myers Squibb                 638,500                 15,911,420
Merck & Co                           629,975                 26,395,953
Pfizer                             1,639,342                 46,491,739
Wyeth                                 73,700                  3,746,908
                                                            -----------
Total                                                        92,546,020
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
Equity Office Properties Trust       211,100                  8,393,336
KKR Financial                        137,110                  3,364,679
                                                            -----------
Total                                                        11,758,015
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Hanesbrands                           35,488(b)                 798,824
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Capitol Federal Financial             98,500                 $3,502,660
Fannie Mae                            71,400                  3,991,974
Washington Mutual                    356,000                 15,475,320
                                                            -----------
Total                                                        22,969,954
-----------------------------------------------------------------------

TOBACCO (7.4%)
Altria Group                         540,520                 41,376,806
Loews - Carolina Group               533,800(g)              29,567,182
Reynolds American                    543,600(e)              33,686,892
                                                            -----------
Total                                                       104,630,880
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Vodafone Group ADR                   227,837(c)               5,208,354
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,115,755,994)                                   $1,310,884,141
-----------------------------------------------------------------------

PREFERRED STOCKS (0.8%)

ISSUER                                SHARES                   VALUE(a)
Schering-Plough
   6.00% Cv                           99,200                 $5,522,464
XL Capital
   7.00% Cv                          250,000(c)               6,425,000
-----------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $11,216,335)                                         $11,947,464
-----------------------------------------------------------------------

BONDS (4.6%)

ISSUER                  COUPON          PRINCIPAL              VALUE(a)
                         RATE            AMOUNT
Goldman Sachs Group
   01-18-07             11.10%        $68,000,000(d,h)      $65,050,840
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $68,000,000)                                         $65,050,840
-----------------------------------------------------------------------

MONEY MARKET FUNDS (4.2%)(f)

                                      SHARES                   VALUE(a)

RiverSource Short-Term            59,225,784(i)             $59,225,784
  Cash Fund
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUNDS
(Cost: $59,225,784)                                         $59,225,784
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,254,198,113)(j)                                $1,447,108,229
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  RIVERSOURCE DIVIDEND OPPORTUNITY FUND - PORTFOLIO HOLDINGS
   AT SEPT. 30, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2006, the value of foreign securities represented 19.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2006, the value of these securities amounted to $65,050,840 or 4.6% of net assets.

(e)  At Sept. 30, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.9% of net assets. 1.3% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h)  Identifies issues considered to be illiquid as to their marketability.
     These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2006, is as follows:

     SECURITY                                 ACQUISITION            COST
                                                 DATES
    ---------------------------------------------------------------------------
     Goldman Sachs Group*
     01-18-07 11.10%                            07-11-06          $68,000,000

     *Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) At Sept. 30, 2006, the cost of securities for federal income tax purposes was approximately $1,254,198,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $213,522,000
     Unrealized depreciation                                       (20,612,000)
     --------------------------------------------------------------------------
     Net unrealized appreciation                                  $192,910,000
     --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
3  RIVERSOURCE DIVIDEND OPPORTUNITY FUND - PORTFOLIO HOLDINGS
   AT SEPT. 30, 2006



                                                            S-6341-80 F (11/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                        RIVERSOURCE REAL ESTATE FUND
                              AT SEPT. 30, 2006

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.2%)

ISSUER                                       SHARES                 VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Brookdale Senior Living                      40,620                $1,885,580
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Hilton Hotels                                74,616                 2,078,056
Starwood Hotels & Resorts Worldwide          33,532                 1,917,695
                                                                  -----------
Total                                                               3,995,751
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
Nobility Homes                               10,000                   268,100
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (88.4%)
Acadia Realty Trust                          80,640                 2,056,320
Agree Realty                                 45,405                 1,491,554
Alexandria Real Estate
  Equities                                   45,095                 4,229,911
AMB Property                                 64,746                 3,568,152
American Campus
  Communities                                32,900                   839,279
Apartment Investment &
  Management Cl A                            66,001                 3,591,114
Archstone-Smith Trust                       143,147                 7,792,923
Associated Estates Realty                   148,100                 2,291,107
AvalonBay Communities                        50,762                 6,111,745
BioMed Realty Trust                          68,000                 2,063,120
Boston Properties                            79,790                 8,245,499
Brandywine Realty Trust                     109,523                 3,564,974
BRE Properties Cl A                          28,100                 1,678,413
Camden Property Trust                        71,400                 5,427,114
Capital Lease Funding                        50,000                   554,500
CentraCore Properties Trust                  33,093                 1,050,703
Columbia Equity Trust                        40,000                   666,000
Corporate Office
  Properties Trust                           44,674                 1,999,608
Cousins Properties                           50,100                 1,713,921
Developers Diversified Realty                69,400                 3,869,744
Duke Realty                                  94,300                 3,522,105
EastGroup Properties                         26,950                 1,343,727
Equity Lifestyle Properties                  38,049                 1,739,220

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                 VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Equity Office
  Properties Trust                          262,280               $10,428,253
Equity Residential                          197,718                10,000,576
Essex Property Trust                         16,618                 2,017,425
Federal Realty
  Investment Trust                           51,990                 3,862,857
FelCor Lodging Trust                         40,000                   802,000
First Potomac Realty Trust                   49,100                 1,483,802
General Growth Properties                   139,770                 6,660,041
Glenborough Realty Trust                     74,544                 1,918,017
Global Signal                                20,285                 1,026,015
Hersha Hospitality Trust                    180,000                 1,728,000
Highwoods Properties                         53,490                 1,990,363
Home Properties                              37,870                 2,164,649
Host Hotels & Resorts                       175,545                 4,025,247
Innkeepers USA Trust                        119,600                 1,948,284
Kilroy Realty                                22,800                 1,717,752
Kimco Realty                                141,670                 6,073,393
LaSalle Hotel Properties                     66,521                 2,883,020
Macerich                                     54,500                 4,161,620
Mack-Cali Realty                             39,606                 2,051,591
Maguire Properties                           51,300                 2,089,962
Mid-America Apartment
  Communities                                48,247                 2,953,681
Nationwide Health Properties                 50,000                 1,337,000
Newcastle Investment                         17,500                   479,675
Omega Healthcare Investors                   46,700                   700,967
Post Properties                              35,300                 1,677,456
ProLogis                                    172,698                 9,854,148
Public Storage                               94,800                 8,151,852
Ramco-Gershenson
  Properties Trust                           32,700                 1,044,765
Reckson Associates Realty                    65,150                 2,788,420
Regency Centers                              48,040                 3,303,230
Simon Property Group                        135,170                12,249,105
SL Green Realty                              32,900                 3,674,930
Taubman Centers                              36,580                 1,624,884
Ventas                                       45,330                 1,747,018
Vornado Realty Trust                         54,340                 5,923,060
                                                                  -----------
Total                                                             195,953,811
-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                 VALUE(a)

REAL ESTATE MANAGEMENT & DEVELOPMENT (4.0%)
Brookfield Properties                       152,600                $5,389,832
Forest City Enterprises Cl A                 41,300                 2,242,590
St. Joe                                      20,676                 1,134,492
                                                                  -----------
Total                                                               8,766,914
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.1%)
American Tower Cl A                         124,675(b)              4,550,638
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $166,293,773)                                             $215,420,794
-----------------------------------------------------------------------------
MONEY MARKET FUNDS (2.4%)

                                             SHARES                 VALUE(a)
RiverSource Short-Term
  Cash Fund                               5,355,807(c)             $5,355,807
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUNDS
(Cost: $5,355,807)                                                 $5,355,807
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $171,649,580)(d)                                          $220,776,601
=============================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

1  RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2006.

(b)  Non-income producing.

(c) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(d) At Sept. 30, 2006, the cost of securities for federal income tax purposes was approximately $171,650,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $49,216,000
     Unrealized depreciation                                          (89,000)
     ------------------------------------------------------------------------
     Net unrealized appreciation                                  $49,127,000
     ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2  RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2006

                                                             S-6281-80 F (11/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Sector Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   November 29, 2006






By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   November 29, 2006